Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Statement [Line Items]
Trade and other receivables	$ 618,575	$ 562,345
Derivative financial instruments	6,781	9,375	$ 31,917
Cash and cash equivalents	250,855	159,825	201,685
Trade and other payables	77,376	70,525	$ 63,481
Total provisions	$ 37,675	36,493
US Dollar One [Member]
Statement [Line Items]
Amount of foreign currency	$ 8.006
Prevailing exchange rate	$ 1,205.00
Trade and other payables	$ 9,647	12,732
New Israel Shekel [Member] | Provisions [member]
Statement [Line Items]
Amount of foreign currency	$ 89.193
Prevailing exchange rate	$ 357.24
Cash and cash equivalents	$ 31,863	28,322
Brazilian Reais [Member] | Trade and other payable
Statement [Line Items]
Prevailing exchange rate	$ 1,420.21
Trade and other payables	$ 0	15,760
US Dollar [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 84.197
Prevailing exchange rate	$ 1,205.00
Trade and other payables	$ 101,457	86,864
US Dollar [Member] | Lease Liabilities
Statement [Line Items]
Amount of foreign currency	$ 5.846
Prevailing exchange rate	$ 1,205.00
Trade and other payables	$ 7,044	18,673
Uruguayan pesos [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 0.993
Prevailing exchange rate	$ 30.22
Trade and other payables	$ 30	2,282
Bolivian pesos [Member] | Trade and other payable related parties
Statement [Line Items]
Amount of foreign currency	$ 0.340
Prevailing exchange rate	$ 173.76
Trade and other payables	$ 59	63
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.010
Prevailing exchange rate	$ 1,406.62
Trade and other receivables	$ 14	14
Euros [Member] | Trade and other payable
Statement [Line Items]
Trade and other payables	$ 0
Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.200
Prevailing exchange rate	$ 220.00
Cash and cash equivalents	$ 44	96
Cash and cash equivalents [member] | Guaranies [Member]
Statement [Line Items]
Amount of foreign currency	$ 59.218
Prevailing exchange rate	$ 0.15
Cash and cash equivalents	$ 9	8
Cash and cash equivalents [member] | New Israel Shekel [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.003
Prevailing exchange rate	$ 357.24
Cash and cash equivalents	$ 1	1
Cash and cash equivalents [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 149.620
Prevailing exchange rate	$ 1,196.00
Cash and cash equivalents	$ 178,945	73,837
Cash and cash equivalents [member] | Pounds [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.002
Prevailing exchange rate	$ 1,639.24
Cash and cash equivalents	$ 4	4
Cash and cash equivalents [member] | Euros [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.010
Prevailing exchange rate	$ 1,406.62
Cash and cash equivalents	$ 14	7
Cash and cash equivalents [member] | Chilenean pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 1.29
Prevailing exchange rate	$ 99.709
Cash and cash equivalents	$ 129	3,150
Trade And Other Receivable | Brazilian Reais [Member]
Statement [Line Items]
Derivative financial instruments		3,764
Trade And Other Receivable | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 120.048
Prevailing exchange rate	$ 1,196.00
Trade and other receivables	$ 143,578	116,006
Trade And Other Receivable | Uruguayan pesos [Member]
Statement [Line Items]
Trade and other receivables	$ 0	29
Investment in financial assets related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 2.166
Prevailing exchange rate	$ 1,205.00
Investment in financial assets	$ 2,610	2,765
Trade and other receivables related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 27.257
Prevailing exchange rate	$ 1,205.00
Trade and other receivables related parties	$ 32,845	26,675
Investment in financial assets [member] | New Israel Shekel [Member]
Statement [Line Items]
Amount of foreign currency	$ 7.522
Prevailing exchange rate	$ 357.24
Investment in financial assets	$ 2,687	1,301
Investment in financial assets [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 119.087
Prevailing exchange rate	$ 1,196.00
Investment in financial assets	$ 142,428	145,237
Investment in financial assets [member] | Pounds [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.533
Prevailing exchange rate	$ 1,639.24
Investment in financial assets	$ 874	1,125
Derivative Financial Instruments [Member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 3.551
Prevailing exchange rate	$ 1,196.00
Derivative financial instruments	$ 4,247	2,016
Borrowings [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 962.755
Prevailing exchange rate	$ 1,205.00
Borrowings	$ 1,160,120	827,548
Borrowings with related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.904
Prevailing exchange rate	$ 1,205.00
Borrowings with related parties	$ 1,089	942
Derivative financial liabilities [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.037
Prevailing exchange rate	$ 1,205.00
Derivative financial instruments	$ 45	252
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables	176,437	146,488
Investment in financial assets	148,599	150,428
Derivative financial instruments	4,247	2,016
Cash and cash equivalents	179,148	77,125
Total Assets	508,431	376,057
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables	111,193	117,701
Borrowings	1,161,209	828,490
Total lease liabilities	7,044	18,673
Total provisions	31,863	28,322
Derivative financial liabilities	45	252
Total Liabilities	$ 1,311,354	993,438
Cash And Cash Equivalent [Member] Urguayan Pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.066
Prevailing exchange rate	$ 30.22
Cash and cash equivalents	$ 2	$ 22